PROPERTY, PLANT AND EQUIPMENT - Net Book Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 23,013
Ending balance	31,584	$ 23,013
Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,674
Ending balance	10,610	9,674
Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,216
Ending balance	8,341	8,216
Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,080
Ending balance	4,303	4,080
Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,043
Ending balance	8,330	1,043
Gross Carrying Amount:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22,044	11,630
Change in Accounting Policies		1,207
Additions, net of disposals	1,305	1,016
Non-cash (disposals) additions	(281)	(274)
Acquisitions through business combinations	7,334	8,710
Assets reclassified as held for sale		(458)
Net foreign currency exchange differences	498	213
Ending balance	30,900	22,044
Gross Carrying Amount: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,633	6,248
Change in Accounting Policies		110
Additions, net of disposals	535	770
Non-cash (disposals) additions	15	(295)
Acquisitions through business combinations	0	2,135
Assets reclassified as held for sale		(455)
Net foreign currency exchange differences	106	120
Ending balance	9,289	8,633
Gross Carrying Amount: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,309	2,495
Change in Accounting Policies		356
Additions, net of disposals	387	122
Non-cash (disposals) additions	(241)	49
Acquisitions through business combinations	0	5,283
Assets reclassified as held for sale		0
Net foreign currency exchange differences	242	4
Ending balance	8,697	8,309
Gross Carrying Amount: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,971	2,443
Change in Accounting Policies		108
Additions, net of disposals	306	116
Non-cash (disposals) additions	(29)	23
Acquisitions through business combinations	0	1,197
Assets reclassified as held for sale		(3)
Net foreign currency exchange differences	73	87
Ending balance	4,321	3,971
Gross Carrying Amount: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,131	444
Change in Accounting Policies		633
Additions, net of disposals	77	8
Non-cash (disposals) additions	(26)	(51)
Acquisitions through business combinations	7,334	95
Assets reclassified as held for sale		0
Net foreign currency exchange differences	77	2
Ending balance	8,593	1,131
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,417)	(1,849)
Non-cash (disposals) additions	147	26
Assets reclassified as held for sale		194
Net foreign currency exchange differences	(135)	(29)
Depreciation expense	(1,247)	(764)
Disposals	16	5
Ending balance	(3,636)	(2,417)
Accumulated depreciation: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,171)	(985)
Non-cash (disposals) additions	0	50
Assets reclassified as held for sale		194
Net foreign currency exchange differences	(35)	(18)
Depreciation expense	(419)	(415)
Disposals	12	3
Ending balance	(1,613)	(1,171)
Accumulated depreciation: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(950)	(744)
Non-cash (disposals) additions	130	(27)
Assets reclassified as held for sale		0
Net foreign currency exchange differences	(90)	(3)
Depreciation expense	(498)	(178)
Disposals	4	2
Ending balance	(1,404)	(950)
Accumulated depreciation: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(208)	(120)
Non-cash (disposals) additions	0	3
Assets reclassified as held for sale		0
Net foreign currency exchange differences	(7)	(7)
Depreciation expense	(141)	(84)
Disposals	0	0
Ending balance	(356)	(208)
Accumulated depreciation: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(88)	0
Non-cash (disposals) additions	17	0
Assets reclassified as held for sale		0
Net foreign currency exchange differences	(3)	(1)
Depreciation expense	(189)	(87)
Disposals	0	0
Ending balance	(263)	(88)
Accumulated fair value adjustments:
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,386	3,033
Non-cash (disposals) additions		(12)
Assets reclassified as held for sale		(416)
Net foreign currency exchange differences	148	62
Fair value adjustments	786	719
Ending balance	4,320	3,386
Accumulated fair value adjustments: | Utilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,212	2,002
Non-cash (disposals) additions		0
Assets reclassified as held for sale		(416)
Net foreign currency exchange differences	70	44
Fair value adjustments	652	582
Ending balance	2,934	2,212
Accumulated fair value adjustments: | Transport
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	857	810
Non-cash (disposals) additions		0
Assets reclassified as held for sale		0
Net foreign currency exchange differences	78	2
Fair value adjustments	113	45
Ending balance	1,048	857
Accumulated fair value adjustments: | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	317	221
Non-cash (disposals) additions		(12)
Assets reclassified as held for sale		0
Net foreign currency exchange differences	0	16
Fair value adjustments	21	92
Ending balance	338	317
Accumulated fair value adjustments: | Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Non-cash (disposals) additions		0
Assets reclassified as held for sale		0
Net foreign currency exchange differences	0	0
Fair value adjustments	0	0
Ending balance	$ 0	$ 0